Supplementary Oil and Gas Information - (Unaudited) - Capitalized Costs (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Capitalized Costs Relating To Oil and Gas Producing Activities By Geographic Area [line items]
Proved oil and gas properties	$ 11,044.6	$ 10,754.3
Unproved oil and gas properties	0.0	0.0
Total capitalized costs	11,044.6	10,754.3
Accumulated depletion and depreciation	(9,110.3)	(8,902.8)
Net capitalized costs	$ 1,934.3	$ 1,851.5